UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2002

Check here if Amendment [  ];               Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                RBO & CO, LLC
Address:             PO BOX 306
                     ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      REGINALD B. OLIVER
Title:     PRESIDENT
Phone:     (707) 963-1231

Signature, Place, and Date of Signing:

                                    St Helena, CA                   5/4/02
---------------------          ----------------------            -------------
    [Signature]                     [City, State]                    [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  NONE

Form 13F Information Table Entry Total:                56

Form 13F Information Table Value Total:          $126,369
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



----------------------------------------------------------------------------------------------------------------------------
SYMBOL        Class         Cusip  Value X 1000   total shares     6/30/02 PRICE       Discretion      Voting Auth
----------------------------------------------------------------------------------------------------------------------------
ABT           com                   2824100           3,291          87,400             $ 37.65     sole          none
----------------------------------------------------------------------------------------------------------------------------
AIG           com                  26874107             510           7,479             $ 68.23     sole          none
----------------------------------------------------------------------------------------------------------------------------
AT            com                  20039103           4,651          98,968             $ 47.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
BAC           com                  60505104             627           8,911             $ 70.36     sole          none
----------------------------------------------------------------------------------------------------------------------------
BRD           com                 115637209           2,091          30,300             $ 69.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
BLS           com                  79860102           1,607          51,002             $ 31.50     sole          none
----------------------------------------------------------------------------------------------------------------------------
BMY           com                 110122108             484          18,846             $ 25.70     sole          none
----------------------------------------------------------------------------------------------------------------------------
BP            com                  55622104             404           8,008             $ 50.49     sole          none
----------------------------------------------------------------------------------------------------------------------------
BRE           com                 05564E106           1,846          59,326             $ 31.11     sole          none
----------------------------------------------------------------------------------------------------------------------------
CAT           com                 149123101           1,343          27,440             $ 48.95     sole          none
----------------------------------------------------------------------------------------------------------------------------
CHLN          com                 157639105              99          11,000              $ 9.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
CVX           com                 166764100           2,182          24,660             $ 88.50     sole          none
----------------------------------------------------------------------------------------------------------------------------
DIS           com                 254687106           1,909         101,028             $ 18.90     sole          none
----------------------------------------------------------------------------------------------------------------------------
ED            com                 209115104             209           5,000             $ 41.75     sole          none
----------------------------------------------------------------------------------------------------------------------------
ERICY         ADR                 294821400              32          22,000              $ 1.44     sole          none
----------------------------------------------------------------------------------------------------------------------------
FE            com                 337932107           1,142          34,216             $ 33.38     sole          none
----------------------------------------------------------------------------------------------------------------------------
FNM           com                 313586109             586           7,950             $ 73.75     sole          none
----------------------------------------------------------------------------------------------------------------------------
GBBK          com                 391648102             218           7,072             $ 30.76     sole          none
----------------------------------------------------------------------------------------------------------------------------
GE            com                 369604103           3,311         113,968             $ 29.05     sole          none
----------------------------------------------------------------------------------------------------------------------------
IBM           com                 459200101           2,822          39,190             $ 72.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
IRT           com                 450058102           1,459         114,500             $ 12.74     sole          none
----------------------------------------------------------------------------------------------------------------------------
JNJ           com                 478160104          15,092         288,794             $ 52.26     sole          none
----------------------------------------------------------------------------------------------------------------------------
JPM           com                 46625H100             598          17,632             $ 33.92     sole          none
----------------------------------------------------------------------------------------------------------------------------
KMB           com                 494368103           1,838          29,648             $ 62.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
KO            com                 191216100           7,235         129,200             $ 56.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
LH            com                 50540R409             395           8,650             $ 45.65     sole          none
----------------------------------------------------------------------------------------------------------------------------
LLY           com                 532457108           1,816          32,200             $ 56.40     sole          none
----------------------------------------------------------------------------------------------------------------------------
MCD           com                 580135101             421          14,800             $ 28.45     sole          none
----------------------------------------------------------------------------------------------------------------------------
MO            com                 718154107           6,710         153,615             $ 43.68     sole          none
----------------------------------------------------------------------------------------------------------------------------
MOND          com                 609200100             294           8,600             $ 34.23     sole          none
----------------------------------------------------------------------------------------------------------------------------
MRK           com                 589331107             787          15,550             $ 50.64     sole          none
----------------------------------------------------------------------------------------------------------------------------
MSFT          com                 594918104             293           5,365             $ 54.70     sole          none
----------------------------------------------------------------------------------------------------------------------------
NXL           com                 648053106             450          21,600             $ 20.83     sole          none
----------------------------------------------------------------------------------------------------------------------------
OXM           com                 691497309             700          25,000             $ 28.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
PEP           com                 713448108           5,155         106,950             $ 48.20     sole          none
----------------------------------------------------------------------------------------------------------------------------
PFE           com                 717081103             378          10,800             $ 35.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
PG            com                 742718109             353           3,950             $ 89.30     sole          none
----------------------------------------------------------------------------------------------------------------------------
PNP           com                 69806L104          14,311         418,682             $ 34.18     sole          none
----------------------------------------------------------------------------------------------------------------------------
RRA           com                 750753105           5,783         534,512             $ 10.82     sole          none
----------------------------------------------------------------------------------------------------------------------------
RUN           com                 761312107               4          26,000              $ 0.14     sole          none
----------------------------------------------------------------------------------------------------------------------------
SBC           com                 78387G103             769          25,219             $ 30.50     sole          none
----------------------------------------------------------------------------------------------------------------------------
SLE           com                 803111103           2,852         138,192             $ 20.64     sole          none
----------------------------------------------------------------------------------------------------------------------------
SGP           com                 828806109             630          25,600             $ 24.60     sole          none
----------------------------------------------------------------------------------------------------------------------------
STI           com                 867914103             249           3,682             $ 67.72     sole          none
----------------------------------------------------------------------------------------------------------------------------
TROW          com                 74144T108             644          19,575             $ 32.88     sole          none
----------------------------------------------------------------------------------------------------------------------------
UCL           com                 915289102             397          10,750             $ 36.94     sole          none
----------------------------------------------------------------------------------------------------------------------------
UST           com                 902911106           1,173          34,500             $ 34.00     sole          none
----------------------------------------------------------------------------------------------------------------------------
VOD           com                 92857W100             548          40,150             $ 13.65     sole          none
----------------------------------------------------------------------------------------------------------------------------
VZ            com                 92343V104           1,830          45,567             $ 40.15     sole          none
----------------------------------------------------------------------------------------------------------------------------
WABC          com                 957090103           5,167         131,871             $ 39.18     sole          none
----------------------------------------------------------------------------------------------------------------------------
WRI           com                 948741103           1,474          41,630             $ 35.40     sole          none
----------------------------------------------------------------------------------------------------------------------------
WYE           com                 983024100           9,397         183,536             $ 51.20     sole          none
----------------------------------------------------------------------------------------------------------------------------
XOM           com                 30231G102           7,295         178,286             $ 40.92     sole          none
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                    126,369
----------------------------------------------------------------------------------------------------------------------------